RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)				12 Months Ended		13 Months Ended	18 Months Ended
	Jul. 20, 2021	Jul. 20, 2020	Jun. 05, 2020	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Revenue from related party				$ 14,328,326	$ 20,599,228
Lisite Science [Member] | Office And Warehouse Spaces [Member]
Related Party Transaction [Line Items]
Annual rent		$ 1,500		$ 1,500
Lease renewal term		one more year until July 20, 2021		one year until July 20, 2020
Lisite Science [Member] | Office And Warehouse Spaces [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent	$ 295
Lease renewal term	one more year until July 20, 2022
Lisite Science [Member] | Office And Warehouse Spaces [Member] | China, Yuan Renminbi
Related Party Transaction [Line Items]
Annual rent		$ 10,000		$ 10,000
Lisite Science [Member] | Office And Warehouse Spaces [Member] | China, Yuan Renminbi | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent		$ 2,000
Baileqi Electronic [Member]
Related Party Transaction [Line Items]
Payment to releted party							$ 5,303
Baileqi Electronic [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Advances from related parties				625
Baileqi Electronic [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advances from related parties				1,869
Baileqi Electronic [Member] | Baozhu Deng [Member]
Related Party Transaction [Line Items]
Advances from related parties				$ 35,839
Baileqi Electronic [Member] | Office And Warehouse Spaces [Member]
Related Party Transaction [Line Items]
Lease renewal term			one more year until May 31, 2021	June 1, 2019 to May 31, 2020
Shenzhen Baileqi S And T 1 [Member] | Baileqi Electronic [Member]
Related Party Transaction [Line Items]
Description of decrease advance				after netting off the refund by Fangguan Electronics, Mr Liang 's advance to Fangguan amounted to $983,397, among which $464,000 (RMB 3 million) was the proceeds from a one -year term bank loan that Mr.Liang borrowed in his own name . The loan is guaranteeed by Fangguan Electronics and can solely be used for supplementing the working capital of Fangguan Electronics. Mr. Liang himself bears the interest at 3.85% annually.
Shikui Zhang [Member] | Shizhe [Member]
Related Party Transaction [Line Items]
Advances from related parties				$ 30,433
Biao Shang [Member] | Fangguan Photoelectric [Member]
Related Party Transaction [Line Items]
Advances from related parties				$ 19,804
Yubao Liu [Member]
Related Party Transaction [Line Items]
Description of decrease advance					In addition, Yubao Liu agreed to decrease his advances to Well Best of $349,519 (RMB2,474,417) to pay off the trade receivables due from Shenzhen Baileqi S&T to Baileqi Electronic on behalf of Shenzhen Baileqi S&T.
Payment to releted party					$ 46,312
Baozhu Deng [Member] | Baileqi Electroni 1 [Member]
Related Party Transaction [Line Items]
Payment to releted party					5,537
Shizhe [Member]
Related Party Transaction [Line Items]
Description of decrease advance				28,528
Changyong Yan [Member]
Related Party Transaction [Line Items]
Description of decrease advance						23,063
Keenest [Member]
Related Party Transaction [Line Items]
Purchases from related party					$ 1,630,684
Ownership percentage					1.30%		1.30%
Cost of revenue - purchases related party					$ 1,630,684
Advances from related parties				$ 434,200	357,577
Shenzhen Baileqi S And T 1 [Member]
Related Party Transaction [Line Items]
Purchases from related party					$ 37,393
Ownership percentage					0.70%		0.70%
Cost of revenue - purchases related party					$ 37,393
Revenue from related party				0	$ 713,008
Baileqi Electronic [Member] | Office And Warehouse Space [Member]
Related Party Transaction [Line Items]
Monthly rent			$ 2,500	2,500
Baileqi Electronic [Member] | Office And Warehouse Space [Member] | China, Yuan Renminbi
Related Party Transaction [Line Items]
Monthly rent			$ 17,525	17,525
Shenzhen Baileqi Science And Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Payment to releted party				383,031
Mr Liu [Member]
Related Party Transaction [Line Items]
Advances from related parties				$ 133,733